Business Combination (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Objet Ltd [Member]
Total purchase price		$ 1,340,897,000
Business Acquisition Purchase Price Assumed Resulted In Recognition Of Backlog		6,300,000
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock based compensation accelerations	$ 900,000